UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05178
Name of Fund:
BlackRock Equity Dividend Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.69%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 6.21%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.21%	12.70%	9.31%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Annual Shareholder Report — April 30, 2025
MADVX-04/25-AR

BlackRock Equity Dividend Fund
Service Shares | MSDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$99	0.96%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Service Shares returned 5.87%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	5.87%	12.35%	8.99%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Service Shares | MSDVX
Annual Shareholder Report — April 30, 2025
MSDVX-04/25-AR

BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.92%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 5.93%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.93%	12.43%	9.04%
Investor A Shares (with sales charge)	0.37	11.22	8.46
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Annual Shareholder Report — April 30, 2025
MDDVX-04/25-AR

BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.68%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 5.15%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.15%	11.59%	8.41%
Investor C Shares (with sales charge)	4.20	11.59	8.41
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Annual Shareholder Report — April 30, 2025
MCDVX-04/25-AR

BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$59	0.57%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 6.28%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.28%	12.83%	9.42%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Institutional Shares because Class K Shares have lower expenses than Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Annual Shareholder Report — April 30, 2025
MKDVX-04/25-AR

BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$125	1.22%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 5.61%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	5.61%	12.05%	8.69%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Annual Shareholder Report — April 30, 2025
MRDVX-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Equity Dividend Fund	$30,340	$30,192	$0	$0	$15,300	$15,288	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

2

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Equity Dividend Fund	$15,707	$15,695

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments
April 30, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
Airbus SE	507,716	$ 86,154,583
Boeing Co.(a)	742,975	136,142,739
L3Harris Technologies, Inc.	1,530,396	336,717,728
RTX Corp.	701,724	88,508,448
		647,523,498
Air Freight & Logistics — 0.5%
FedEx Corp.	425,994	89,599,318
Automobile Components — 0.4%
Lear Corp.	796,524	68,301,933
Automobiles — 0.7%
General Motors Co.	2,780,240	125,778,058
Banks — 11.8%
Bank of America Corp.	4,486,226	178,910,693
Citigroup, Inc.	7,770,129	531,321,422
First Citizens BancShares, Inc., Class A	276,190	491,380,676
JPMorgan Chase & Co.	994,693	243,321,802
Wells Fargo & Co.	8,593,270	610,208,103
		2,055,142,696
Beverages — 0.5%
Keurig Dr. Pepper, Inc.	2,706,083	93,603,411
Broadline Retail — 1.0%
Amazon.com, Inc.(a)	979,879	180,709,285
Building Products — 0.9%
Allegion PLC	420,475	58,530,120
Johnson Controls International PLC	1,134,275	95,165,672
		153,695,792
Capital Markets — 3.3%
Carlyle Group, Inc.	3,864,955	149,341,861
Charles Schwab Corp.	996,140	81,085,796
Intercontinental Exchange, Inc.	2,067,723	347,315,432
		577,743,089
Chemicals — 2.7%
Air Products and Chemicals, Inc.	527,936	143,118,170
International Flavors & Fragrances, Inc.	1,760,378	138,119,258
PPG Industries, Inc.	1,680,754	182,966,880
		464,204,308
Commercial Services & Supplies — 0.8%
Rentokil Initial PLC	31,731,991	145,373,519
Communications Equipment — 1.2%
Cisco Systems, Inc.	3,472,048	200,441,331
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp.	2,870,274	268,915,971
Containers & Packaging — 1.3%
Crown Holdings, Inc.	681,499	65,648,799
Sealed Air Corp.	6,073,192	167,377,171
		233,025,970
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	4,626,132	203,827,376
Electric Utilities — 2.8%
American Electric Power Co., Inc.	891,142	96,546,325
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	4,459,118	$ 209,132,634
PG&E Corp.	11,375,912	187,930,066
		493,609,025
Electrical Equipment — 0.2%
Acuity, Inc.	145,016	35,327,348
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	567,261	91,079,426
Entertainment — 2.0%
Electronic Arts, Inc.	1,522,833	220,947,840
Walt Disney Co.	1,350,061	122,788,048
		343,735,888
Financial Services — 2.3%
Fidelity National Information Services, Inc.	3,297,087	260,074,222
Visa, Inc., Class A	429,250	148,305,875
		408,380,097
Food Products — 2.3%
Kraft Heinz Co.	9,451,524	275,039,348
Lamb Weston Holdings, Inc.	2,261,182	119,413,022
		394,452,370
Ground Transportation — 0.2%
Norfolk Southern Corp.	133,137	29,829,345
Health Care Equipment & Supplies — 6.2%
Baxter International, Inc.	12,110,682	377,489,958
Becton Dickinson & Co.	731,949	151,579,318
Koninklijke Philips NV(a)	5,674,019	144,005,567
Medtronic PLC	4,740,118	401,772,402
		1,074,847,245
Health Care Providers & Services — 8.8%
Cardinal Health, Inc.	3,439,687	485,993,376
Cigna Group	293,529	99,811,601
CVS Health Corp.	7,145,859	476,700,254
Elevance Health, Inc.	408,282	171,715,244
Humana, Inc.	193,937	50,858,039
Labcorp Holdings, Inc.	1,063,648	256,349,804
		1,541,428,318
Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	2,673,339	41,516,955
Household Durables — 1.4%
Sony Group Corp.	9,300,300	245,367,808
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	394,905	83,127,502
Industrial REITs — 0.3%
STAG Industrial, Inc.	1,549,052	51,165,188
Insurance — 4.2%
American International Group, Inc.	2,053,366	167,390,396
Fidelity National Financial, Inc., Class A	3,450,333	220,993,829
Willis Towers Watson PLC	1,141,644	351,398,023
		739,782,248
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	3,086,850	227,099,554
Leisure Products — 1.2%
Hasbro, Inc.	3,224,287	199,583,365
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.(a)	2,672,665	$ 16,650,703
Machinery — 2.1%
CNH Industrial NV	9,846,429	113,923,184
Fortive Corp.	1,451,321	101,142,561
Komatsu Ltd.	1,134,800	32,817,922
Westinghouse Air Brake Technologies Corp.	627,229	115,874,285
		363,757,952
Media — 2.5%
Comcast Corp., Class A	8,748,189	299,188,064
WPP PLC	18,627,225	144,408,582
		443,596,646
Metals & Mining — 0.4%
Teck Resources Ltd., Class B	2,253,613	76,600,306
Multi-Utilities — 1.9%
Dominion Energy, Inc.	2,682,797	145,890,501
Sempra	2,596,456	192,838,787
		338,729,288
Oil, Gas & Consumable Fuels — 5.2%
BP PLC	65,306,556	301,545,900
Enterprise Products Partners LP	5,461,656	163,303,515
Hess Corp.	1,209,705	156,112,430
Shell PLC	8,709,618	281,074,589
		902,036,434
Pharmaceuticals — 2.2%
AstraZeneca PLC	848,576	121,572,769
Eli Lilly & Co.	87,470	78,631,156
Sanofi SA	1,607,899	175,891,013
		376,094,938
Professional Services — 3.3%
Leidos Holdings, Inc.	905,579	133,283,117
SS&C Technologies Holdings, Inc.	5,954,029	450,124,593
		583,407,710
Residential REITs — 0.7%
Mid-America Apartment Communities, Inc.	810,901	129,460,345
Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	4,291,032	86,249,743
NVIDIA Corp.	630,837	68,710,766
STMicroelectronics NV	6,441,693	146,439,712
Taiwan Semiconductor Manufacturing Co. Ltd.	3,734,000	105,801,215
		407,201,436
Software — 2.5%
Microsoft Corp.	1,089,956	430,816,008
Security	Shares	Value
Specialized REITs — 1.2%
Crown Castle, Inc.	2,035,806	$ 215,306,843
Technology Hardware, Storage & Peripherals — 3.6%
Hewlett Packard Enterprise Co.	7,886,795	127,923,815
HP, Inc.	9,145,158	233,841,690
Samsung Electronics Co. Ltd.	6,926,439	270,252,574
		632,018,079
Tobacco — 1.1%
British American Tobacco PLC, ADR	4,283,672	186,553,916
Trading Companies & Distributors — 0.2%
WESCO International, Inc.	215,060	35,046,178
Total Common Stocks — 95.2% (Cost: $13,515,041,363)		16,645,494,019
Preferred Securities
Preferred Stocks — 0.8%
Household Products — 0.8%
Henkel AG & Co. KGaA	1,718,272	133,451,927
		133,451,927
Total Preferred Securities — 0.8% (Cost: $144,188,272)		133,451,927
Total Long-Term Investments — 96.0% (Cost: $13,659,229,635)		16,778,945,946
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(b)(c)	703,308,670	703,308,670
Total Short-Term Securities — 4.0% (Cost: $703,308,670)		703,308,670
Total Investments — 100.0% (Cost: $14,362,538,305)		17,482,254,616
Other Assets Less Liabilities — 0.0%		7,377,920
Net Assets — 100.0%		$ 17,489,632,536

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Equity Dividend Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 755,342,848	$ —	$ (52,034,178)(a)	$ —	$ —	$ 703,308,670	703,308,670	$ 35,701,031	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 561,368,915	$ 86,154,583	$ —	$ 647,523,498
Air Freight & Logistics	89,599,318	—	—	89,599,318
Automobile Components	68,301,933	—	—	68,301,933
Automobiles	125,778,058	—	—	125,778,058
Banks	2,055,142,696	—	—	2,055,142,696
Beverages	93,603,411	—	—	93,603,411
Broadline Retail	180,709,285	—	—	180,709,285
Building Products	153,695,792	—	—	153,695,792
Capital Markets	577,743,089	—	—	577,743,089
Chemicals	464,204,308	—	—	464,204,308
Commercial Services & Supplies	—	145,373,519	—	145,373,519
Communications Equipment	200,441,331	—	—	200,441,331
Consumer Staples Distribution & Retail	268,915,971	—	—	268,915,971
Containers & Packaging	233,025,970	—	—	233,025,970
Diversified Telecommunication Services	203,827,376	—	—	203,827,376
Electric Utilities	493,609,025	—	—	493,609,025
Electrical Equipment	35,327,348	—	—	35,327,348
Electronic Equipment, Instruments & Components	91,079,426	—	—	91,079,426
Entertainment	343,735,888	—	—	343,735,888
Financial Services	408,380,097	—	—	408,380,097
Food Products	394,452,370	—	—	394,452,370
Ground Transportation	29,829,345	—	—	29,829,345
Health Care Equipment & Supplies	930,841,678	144,005,567	—	1,074,847,245
Health Care Providers & Services	1,541,428,318	—	—	1,541,428,318
Health Care REITs	41,516,955	—	—	41,516,955
Household Durables	—	245,367,808	—	245,367,808
Industrial Conglomerates	83,127,502	—	—	83,127,502
Industrial REITs	51,165,188	—	—	51,165,188
Insurance	739,782,248	—	—	739,782,248
IT Services	227,099,554	—	—	227,099,554
Leisure Products	199,583,365	—	—	199,583,365
Life Sciences Tools & Services	16,650,703	—	—	16,650,703
Machinery	330,940,030	32,817,922	—	363,757,952
Media	299,188,064	144,408,582	—	443,596,646
Metals & Mining	76,600,306	—	—	76,600,306
Multi-Utilities	338,729,288	—	—	338,729,288
Oil, Gas & Consumable Fuels	319,415,945	582,620,489	—	902,036,434
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Pharmaceuticals	$ 78,631,156	$ 297,463,782	$ —	$ 376,094,938
Professional Services	583,407,710	—	—	583,407,710
Residential REITs	129,460,345	—	—	129,460,345
Semiconductors & Semiconductor Equipment	154,960,509	252,240,927	—	407,201,436
Software	430,816,008	—	—	430,816,008
Specialized REITs	215,306,843	—	—	215,306,843
Technology Hardware, Storage & Peripherals	361,765,505	270,252,574	—	632,018,079
Tobacco	186,553,916	—	—	186,553,916
Trading Companies & Distributors	35,046,178	—	—	35,046,178
Preferred Securities
Preferred Stocks	—	133,451,927	—	133,451,927
Short-Term Securities
Money Market Funds	703,308,670	—	—	703,308,670
	$15,148,096,936	$2,334,157,680	$—	$17,482,254,616
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025

BlackRock Equity Dividend Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 16,778,945,946
Investments, at value — affiliated(b)	703,308,670
Receivables:
Investments sold	1,258,593
Capital shares sold	29,595,724
Dividends — unaffiliated	26,064,542
Dividends — affiliated	2,075,582
Prepaid expenses	143,331
Total assets	17,541,392,388
LIABILITIES
Payables:
Investments purchased	365
Accounting services fees	870,929
Capital shares redeemed	37,901,585
Custodian fees	224,552
Dividends on short sales	18,692
Investment advisory fees	7,878,678
Trustees’ and Officer’s fees	17,972
Other accrued expenses	13,513
Professional fees	66,056
Service and distribution fees	1,157,729
Transfer agent fees	3,609,781
Total liabilities	51,759,852
Commitments and contingent liabilities
NET ASSETS	$ 17,489,632,536
NET ASSETS CONSIST OF
Paid-in capital	$ 14,277,774,176
Accumulated earnings	3,211,858,360
NET ASSETS	$ 17,489,632,536
(a) Investments, at cost—unaffiliated	$13,659,229,635
(b) Investments, at cost—affiliated	$703,308,670
Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
April 30, 2025

BlackRock Equity Dividend Fund
NET ASSET VALUE
Institutional
Net assets	$ 9,590,298,466
Shares outstanding	497,653,038
Net asset value	$ 19.27
Shares authorized	Unlimited
Par value	$0.10
Service
Net assets	$ 29,408,125
Shares outstanding	1,535,491
Net asset value	$ 19.15
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 4,341,569,223
Shares outstanding	226,564,639
Net asset value	$ 19.16
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 193,493,619
Shares outstanding	10,875,455
Net asset value	$ 17.79
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 2,966,109,359
Shares outstanding	154,045,476
Net asset value	$ 19.25
Shares authorized	Unlimited
Par value	$0.10
Class R
Net assets	$ 368,753,744
Shares outstanding	18,909,581
Net asset value	$ 19.50
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended April 30, 2025

BlackRock Equity Dividend Fund
INVESTMENT INCOME
Dividends — unaffiliated	$465,233,916
Dividends — affiliated	35,701,031
Foreign taxes withheld	(4,252,194)
Foreign withholding tax claims	1,892,651
Total investment income	498,575,404
EXPENSES
Investment advisory	105,310,603
Transfer agent — class specific	18,587,320
Service and distribution — class specific	15,973,617
Accounting services	1,537,062
Custodian	403,241
Registration	261,917
Trustees and Officer	167,316
Professional	143,141
Printing and postage	101,861
Miscellaneous	180,811
Total expenses	142,666,889
Less:
Fees waived and/or reimbursed by the Manager	(564,124)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(281,137)
Total expenses after fees waived and/or reimbursed	141,821,628
Net investment income	356,753,776
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	1,302,564,119
Foreign currency transactions	343,619
1,302,907,738
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(502,308,890)
Foreign currency translations	397,952
(501,910,938)
Net realized and unrealized gain	800,996,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,157,750,576
See notes to financial statements.
Statement of Operations

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$356,753,776	$387,766,652
Net realized gain	1,302,907,738	1,222,167,568
Net change in unrealized appreciation (depreciation)	(501,910,938)	702,345,911
Net increase in net assets resulting from operations	1,157,750,576	2,312,280,131
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,061,825,285)	(714,689,121)
Service	(3,519,007)	(3,000,705)
Investor A	(471,178,980)	(322,287,092)
Investor C	(23,205,938)	(17,945,622)
Class K	(335,846,193)	(217,418,707)
Class R	(37,718,602)	(25,922,089)
Decrease in net assets resulting from distributions to shareholders	(1,933,294,005)	(1,301,263,336)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(728,002,135)	(1,161,892,866)
NET ASSETS
Total decrease in net assets	(1,503,545,564)	(150,876,071)
Beginning of year	18,993,178,100	19,144,054,171
End of year	$17,489,632,536	$18,993,178,100

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$20.12	$19.04	$21.03	$23.48	$17.30
Net investment income(a)	0.39	0.41	0.37	0.33	0.37
Net realized and unrealized gain (loss)	0.87	2.04	0.13	(0.13)	7.06
Net increase from investment operations	1.26	2.45	0.50	0.20	7.43
Distributions(b)
From net investment income	(0.46)	(0.42)	(0.34)	(0.33)	(0.34)
From net realized gain	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(2.11)	(1.37)	(2.49)	(2.65)	(1.25)
Net asset value, end of year	$19.27	$20.12	$19.04	$21.03	$23.48
Total Return(c)
Based on net asset value	6.21%	13.51%	3.26%	0.92%	44.72%
Ratios to Average Net Assets(d)
Total expenses	0.70%	0.71%	0.69%	0.68%	0.70%
Total expenses after fees waived and/or reimbursed	0.69%	0.70%	0.69%	0.68%	0.70%
Net investment income	1.95%	2.16%	1.93%	1.45%	1.89%
Supplemental Data
Net assets, end of year (000)	$9,590,298	$10,321,433	$10,421,497	$11,385,816	$11,762,808
Portfolio turnover rate	53%	41%	58%	47%(e)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Service
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$20.01	$18.94	$20.92	$23.37	$17.23
Net investment income(a)	0.34	0.35	0.31	0.25	0.32
Net realized and unrealized gain (loss)	0.85	2.03	0.14	(0.12)	7.01
Net increase from investment operations	1.19	2.38	0.45	0.13	7.33
Distributions(b)
From net investment income	(0.40)	(0.36)	(0.28)	(0.26)	(0.28)
From net realized gain	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(2.05)	(1.31)	(2.43)	(2.58)	(1.19)
Net asset value, end of year	$19.15	$20.01	$18.94	$20.92	$23.37
Total Return(c)
Based on net asset value	5.87%	13.17%	2.99%	0.59%	44.24%
Ratios to Average Net Assets(d)
Total expenses	1.04%	1.01%	1.00%	1.00%	1.01%
Total expenses after fees waived and/or reimbursed	0.96%	1.01%	0.99%	0.99%	1.00%
Net investment income	1.72%	1.86%	1.63%	1.13%	1.64%
Supplemental Data
Net assets, end of year (000)	$29,408	$41,176	$50,312	$58,489	$89,037
Portfolio turnover rate	53%	41%	58%	47%(e)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$20.02	$18.95	$20.94	$23.39	$17.24
Net investment income(a)	0.35	0.37	0.32	0.27	0.32
Net realized and unrealized gain (loss)	0.85	2.03	0.13	(0.12)	7.03
Net increase from investment operations	1.20	2.40	0.45	0.15	7.35
Distributions(b)
From net investment income	(0.41)	(0.38)	(0.29)	(0.28)	(0.29)
From net realized gain	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(2.06)	(1.33)	(2.44)	(2.60)	(1.20)
Net asset value, end of year	$19.16	$20.02	$18.95	$20.94	$23.39
Total Return(c)
Based on net asset value	5.93%	13.26%	3.02%	0.67%	44.37%
Ratios to Average Net Assets(d)
Total expenses	0.93%	0.93%	0.93%	0.93%	0.95%
Total expenses after fees waived and/or reimbursed	0.92%	0.93%	0.92%	0.92%	0.95%
Net investment income	1.73%	1.93%	1.70%	1.20%	1.64%
Supplemental Data
Net assets, end of year (000)	$4,341,569	$4,735,415	$4,870,765	$5,253,967	$5,781,855
Portfolio turnover rate	53%	41%	58%	47%(e)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$18.72	$17.81	$19.82	$22.27	$16.46
Net investment income(a)	0.18	0.21	0.17	0.10	0.18
Net realized and unrealized gain (loss)	0.81	1.89	0.12	(0.12)	6.69
Net increase (decrease) from investment operations	0.99	2.10	0.29	(0.02)	6.87
Distributions(b)
From net investment income	(0.27)	(0.24)	(0.15)	(0.11)	(0.15)
From net realized gain	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(1.92)	(1.19)	(2.30)	(2.43)	(1.06)
Net asset value, end of year	$17.79	$18.72	$17.81	$19.82	$22.27
Total Return(c)
Based on net asset value	5.15%	12.36%	2.28%	(0.08)%	43.30%
Ratios to Average Net Assets(d)
Total expenses	1.69%	1.69%	1.69%	1.68%	1.69%
Total expenses after fees waived and/or reimbursed	1.68%	1.68%	1.69%	1.68%	1.68%
Net investment income	0.98%	1.19%	0.94%	0.45%	1.02%
Supplemental Data
Net assets, end of year (000)	$193,494	$252,051	$303,779	$375,420	$499,559
Portfolio turnover rate	53%	41%	58%	47%(e)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$20.11	$19.03	$21.02	$23.47	$17.29
Net investment income(a)	0.42	0.43	0.39	0.35	0.39
Net realized and unrealized gain (loss)	0.85	2.04	0.13	(0.12)	7.06
Net increase from investment operations	1.27	2.47	0.52	0.23	7.45
Distributions(b)
From net investment income	(0.48)	(0.44)	(0.36)	(0.36)	(0.36)
From net realized gain	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(2.13)	(1.39)	(2.51)	(2.68)	(1.27)
Net asset value, end of year	$19.25	$20.11	$19.03	$21.02	$23.47
Total Return(c)
Based on net asset value	6.28%	13.66%	3.38%	1.03%	44.93%
Ratios to Average Net Assets(d)
Total expenses	0.58%	0.58%	0.58%	0.57%	0.59%
Total expenses after fees waived and/or reimbursed	0.57%	0.58%	0.58%	0.57%	0.58%
Net investment income	2.07%	2.28%	2.06%	1.55%	2.02%
Supplemental Data
Net assets, end of year (000)	$2,966,109	$3,242,112	$3,074,819	$3,281,124	$3,089,993
Portfolio turnover rate	53%	41%	58%	47%(e)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class R
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$20.34	$19.23	$21.20	$23.65	$17.42
Net investment income(a)	0.29	0.30	0.26	0.19	0.26
Net realized and unrealized gain (loss)	0.87	2.07	0.14	(0.12)	7.10
Net increase from investment operations	1.16	2.37	0.40	0.07	7.36
Distributions(b)
From net investment income	(0.35)	(0.31)	(0.22)	(0.20)	(0.22)
From net realized gain	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(2.00)	(1.26)	(2.37)	(2.52)	(1.13)
Net asset value, end of year	$19.50	$20.34	$19.23	$21.20	$23.65
Total Return(c)
Based on net asset value	5.61%	12.87%	2.69%	0.30%	43.89%
Ratios to Average Net Assets(d)
Total expenses	1.28%	1.29%	1.28%	1.27%	1.28%
Total expenses after fees waived and/or reimbursed	1.22%	1.28%	1.27%	1.27%	1.27%
Net investment income	1.43%	1.58%	1.35%	0.85%	1.34%
Supplemental Data
Net assets, end of year (000)	$368,754	$400,992	$422,881	$460,887	$512,562
Portfolio turnover rate	53%	41%	58%	47%(e)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Equity Dividend Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $8 billion	0.60%
$8 billion — $10 billion	0.56
$10 billion — $12 billion	0.54
$12 billion — $17 billion	0.52
$17 billion — $25 billion	0.51
$25 billion — $30 billion	0.50
$30 billion — $40 billion	0.47
Greater than $40 billion	0.45
Service and Distribution Fees:  The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Service	Investor A	Investor C	Class R	Total
BlackRock Equity Dividend Fund	$ 89,052	$ 11,633,185	$ 2,286,549	$ 1,964,831	$ 15,973,617
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 26,746	$ 200	$ 101,762	$ 20,583	$ 8,356	$ 2,695	$ 160,342
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 12,557,594	$ 75,731	$ 4,751,070	$ 260,598	$ 119,809	$ 822,518	$ 18,587,320
Other Fees:  For the year ended April 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $78,165.
For the year ended April 30, 2025, affiliates received CDSCs as follows:
	Investor A	Investor C	Total
CDSC	$ 16,120	$ 9,706	$ 25,826
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The
Notes to Financial Statements

Notes to Financial Statements  (continued)

contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended April 30, 2025, the amounts waived were $564,124.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Effective June 1, 2024, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.71%
Investor A	0.96
Investor C	1.71
Service	0.96
Class K	0.66
Class R	1.21
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statements of Operations. For the year ended ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Service	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 2,651	$ 24,530	$ 843	$ 253,113	$ 281,137
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
5.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were $9,571,283,748 and $11,767,410,005, respectively.
6.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BlackRock Equity Dividend Fund	$ (43,481)	$ 43,481

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
BlackRock Equity Dividend Fund
Ordinary income	$ 779,079,504	$ 580,748,287
Long-term capital gains	1,154,214,501	720,515,049
	$ 1,933,294,005	$ 1,301,263,336
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Capital Losses(b)	Total
BlackRock Equity Dividend Fund	$ 81,778,455	$ 406,791,462	$ 2,773,416,921	$ (50,128,478)	$ 3,211,858,360

(a)
The difference between basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts, timing and recognition of partnership incomea and tax deferral of losses on straddles.

(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Equity Dividend Fund	$ 14,541,201,101	$ 3,753,266,915	$ (812,214,269)	$ 2,941,052,646
7.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2025, the Fund did not borrow under the credit agreement.
8.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Notes to Financial Statements

Notes to Financial Statements  (continued)

receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Equity Dividend Fund
Institutional
Shares sold	80,007,280	$ 1,601,688,478	83,533,436	$ 1,589,862,851
Shares issued in reinvestment of distributions	41,439,855	826,851,055	30,188,581	569,539,248
Shares redeemed	(136,695,823)	(2,729,568,963)	(148,067,538)	(2,807,392,235)
	(15,248,688)	$ (301,029,430)	(34,345,521)	$ (647,990,136)
Service
Shares sold	242,790	$ 4,849,860	307,380	$ 5,856,995
Shares issued in reinvestment of distributions	177,305	3,518,799	160,090	3,000,418
Shares redeemed	(942,848)	(18,900,516)	(1,066,117)	(20,203,517)
	(522,753)	$ (10,531,857)	(598,647)	$ (11,346,104)
Investor A
Shares sold and automatic conversion of shares	18,496,486	$ 367,283,388	19,627,700	$ 373,091,328
Shares issued in reinvestment of distributions	22,570,832	448,208,518	16,357,541	306,966,404
Shares redeemed	(51,032,121)	(1,018,461,850)	(56,458,983)	(1,070,165,664)
	(9,964,803)	$ (202,969,944)	(20,473,742)	$ (390,107,932)
Investor C
Shares sold	1,208,977	$ 22,509,060	1,437,900	$ 25,511,883
Shares issued in reinvestment of distributions	1,222,771	22,616,219	992,691	17,449,114
Shares redeemed and automatic conversion of shares	(5,018,285)	(93,308,553)	(6,029,105)	(107,239,741)
	(2,586,537)	$ (48,183,274)	(3,598,514)	$ (64,278,744)
Class K
Shares sold	23,015,211	$ 463,066,079	32,862,906	$ 631,068,372
Shares issued in reinvestment of distributions	14,946,710	298,058,770	10,366,656	195,376,249
Shares redeemed	(45,145,385)	(909,303,955)	(43,574,179)	(829,950,879)
	(7,183,464)	$ (148,179,106)	(344,617)	$ (3,506,258)
Class R
Shares sold	1,568,037	$ 31,605,828	1,502,423	$ 29,008,997
Shares issued in reinvestment of distributions	1,865,928	37,695,780	1,359,865	25,907,608
Shares redeemed	(4,242,882)	(86,410,132)	(5,136,243)	(99,580,297)
	(808,917)	$ (17,108,524)	(2,273,955)	$ (44,663,692)
	(36,315,162)	$ (728,002,135)	(61,634,996)	$ (1,161,892,866)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of BlackRock Equity Dividend Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend Fund (the “Fund”), including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
BlackRock Equity Dividend Fund	$ 434,692,253
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Business Income
BlackRock Equity Dividend Fund	$ 7,512,328
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Equity Dividend Fund	$ 1,154,214,501
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
BlackRock Equity Dividend Fund	$ 13,212,145
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Equity Dividend Fund	47.59%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
BlackRock Equity Dividend Fund	$ 26,632,019
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Equity Dividend Fund	$ 26,632,019	$ 366,301,584
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

4

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 25, 2025

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